Consolidated Balance Sheets		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Current assets
Cash		$ 223,408,053	$ 28,703,513	$ 19,659,787
Restricted cash		0	0	2,340,000
Accounts receivable, net		224,396	28,830	1,120,562
Prepaid expenses, deposits and other current assets, net		6,441,665	827,626	10,540,963
Digital assets - restricted		140,283,000	18,023,589	0
Investment at fair value		0	0	343,862
Total current assets		4,033,764,685	518,258,923	34,005,174
Non-current assets
Property and equipment, net		286,725	36,838	403,107
Intangible assets, net		53,381	6,858	18,787,163
Operating lease right-of-use assets		4,363,374	560,607	1,563,916
Prepaid expenses and deposits, non-current, net		233,588	30,011	3,546,051
Total non-current assets		4,937,068	634,314	24,300,237
Total assets		4,038,701,753	518,893,237	58,305,411
Current liabilities
Accrued expenses and other current liabilities		4,997,339	642,059	2,520,843
Amounts due to a related party, current		0	0	306,110
Bank borrowings, current		1,444,983	185,652	4,012,047
Contract liabilities, current		8,761,074	1,125,625	8,669,448
Derivative liabilities		6,637,020	852,726	0
Tax payable		99,757	12,817	93,409
Total current liabilities		24,547,837	3,153,912	17,042,523
Non-current liabilities
Contract liabilities, non-current		0	0	104,714
Bank borrowings, non-current		0	0	2,047,639
Deferred tax liabilities		27,957	3,592	3,074,714
Total non-current liabilities		1,783,667	229,166	5,350,316
Total liabilities		26,331,504	3,383,078	22,392,839
COMMITMENTS AND CONTINGENCIES
Shareholders’ equity
Ordinary shares, authorized to issue an unlimited number of Ordinary Shares of no par value, 1,656,459 (Class A , 525,623, and Class B, 1,130,862) and 50,176,485 (Class A , 49,045,623, and Class B, 1,130,862) shares issued and outstanding as of December 31, 2024 and 2025	[1]	3,900	500	3,900
Additional paid-in capital		3,944,597,271	506,802,677	46,418,547
(Accumulated deficit) retained earnings		68,312,257	8,776,772	(10,432,447)
Accumulated other comprehensive loss		(543,179)	(69,790)	(77,428)
Total shareholders’ equity		4,012,370,249	515,510,159	35,912,572
Total liabilities and shareholders’ equity		4,038,701,753	518,893,237	58,305,411
Stable coins
Current assets
Digital assets unrestricted		254,646,365	32,717,018	0
Digital assets
Current assets
Digital assets unrestricted		3,408,761,206	437,958,347	0
Digital assets - restricted		140,283,000	18,023,589
Nonrelated party
Current liabilities
Operating lease liabilities, current		123,249	15,835	1,440,666
Non-current liabilities
Operating lease liabilities, non-current		0	0	123,249
Related party
Current liabilities
Operating lease liabilities, current		2,484,415	319,198	0
Non-current liabilities
Operating lease liabilities, non-current		$ 1,755,710	$ 225,574	$ 0

[1]	Giving retroactive effect to the 8 for 1 share consolidation effected on July 10, 2025.